Goodwill And Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Research and development expense	$ 117	$ 110	$ 116
Panaya, Kallidus and Skava
Disclosure Of Intangible Assets [Line Items]
Goodwill pertaining to subsidiaries	$ 135	$ 136